Form N-1A Cover	Dec. 23, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Archer Investment Series Trust
Entity Central Index Key	0001477491
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 23, 2025